QRAFT AI-ENHANCED U.S. LARGE CAP MOMENTUM ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Common Stocks — 99.8%	Shares	Fair Value
Communications — 14.6%
Booking Holdings, Inc.	117	$ 643,975
Meta Platforms, Inc., Class A	2,664	2,060,444
Netflix, Inc.(a)	875	1,014,475
Uber Technologies, Inc.(a)	7,358	645,665
		4,364,559
Consumer Discretionary — 8.7%
AutoZone, Inc.(a)	105	395,680
Axon Enterprise, Inc.(a)	482	364,146
O'Reilly Automotive, Inc.(a)	4,850	476,852
Ralph Lauren Corporation	612	182,835
Royal Caribbean Cruises Ltd.	1,461	464,408
Tapestry, Inc.	2,463	266,078
TKO Group Holdings, Inc.	1,074	180,443
Williams-Sonoma, Inc.	1,396	261,122
		2,591,564
Consumer Staples — 5.8%
Costco Wholesale Corporation	1,044	980,984
Philip Morris International, Inc.	4,565	748,888
		1,729,872
Energy — 4.5%
EQT Corporation	5,101	274,179
Marathon Petroleum Corporation	2,164	368,291
Targa Resources Corporation	1,777	295,711
Williams Companies, Inc. (The)	6,955	416,952
		1,355,133
Financials — 4.0%
Arthur J Gallagher & Company	1,405	403,586
Progressive Corporation (The)	2,316	560,565
W R Berkley Corporation	3,600	247,716
		1,211,867
Health Care — 10.0%
Boston Scientific Corporation(a)	5,806	609,166
Cardinal Health, Inc.	1,890	293,366
Cencora, Inc.	1,272	363,894
Eli Lilly & Company	1,716	1,269,960
McKesson Corporation	648	449,413
		2,985,799
Industrials — 13.7%
Amphenol Corporation, Class A	5,478	583,462
Cintas Corporation	2,113	470,248
General Electric Company	3,170	859,324
Howmet Aerospace, Inc.	2,318	416,707
Quanta Services, Inc.	996	404,505
Republic Services, Inc.	1,769	408,020
Trane Technologies PLC	1,119	490,212
TransDigm Group, Inc.	301	484,146
		4,116,624
Real Estate — 2.5%
Texas Pacific Land Corporation - REIT	236	228,479
Welltower, Inc. - REIT	3,233	533,671
		762,150
Technology — 31.8%+
Arista Networks, Inc.(a)	5,433	669,454
Broadcom, Inc.	6,364	1,869,107
Crowdstrike Holdings, Inc., Class A(a)	1,090	495,481
Fair Isaac Corporation(a)	183	262,920
Fortinet, Inc.(a)	4,195	419,081
Common Stocks — 99.8% (continued)	Shares	Fair Value
Technology — 31.8%+ (continued)
International Business Machines Corporation	2,757	$ 697,934
Jabil, Inc.	1,122	250,397
KLA Corporation	603	530,055
NVIDIA Corporation	16,928	3,010,983
Palantir Technologies, Inc., Class A(a)	6,248	989,371
Super Micro Computer, Inc.(a)	5,489	323,686
		9,518,469
Utilities — 4.2%
Constellation Energy Corporation	1,546	537,761
NRG Energy, Inc.	1,770	295,944
Vistra Corporation	2,099	437,725
		1,271,430

Total Common Stocks
(Cost $25,384,000)		29,907,467

Total Investments — 99.8%
(Cost $25,384,000)		29,907,467

Other Assets in Excess of Liabilities — 0.2%		55,050

Total Net Assets — 100.0%		$ 29,962,517

LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
(a)	Non-income producing security.

+	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.